Financial instruments - Fair values and risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 358,412	$ 239,658
VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,281,212	691,905
Financial liabilities | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	344,731	238,808
Financial liabilities | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,277,524	691,905
Financial assets | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,681	850
Financial assets | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 3,688	$ 0